UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2012 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%
	Shares	Value
AUSTRALIA — 6.0%
Australia & New Zealand Banking Group	190,000	$4,323,138
CSL	120,000	3,969,988
Newcrest Mining	106,709	3,823,996

		12,117,122

BRAZIL — 1.3%
Vale ADR, Cl B	100,000	2,530,000

CANADA — 1.6%
Talisman Energy	275,000	3,285,137

FRANCE — 6.6%
AXA	220,000	3,342,148
BNP Paribas	85,000	3,601,799
Capital Gemini	90,000	3,288,214
Vivendi	150,000	3,141,731

		13,373,892

GERMAN Y — 6.7%
Allianz	40,000	4,401,566
Bayer	70,000	4,906,075
Bayerische Motoren Werke	50,000	4,279,954

		13,587,595

GREECE — 1.4%
Coca-Cola Hellenic Bottling	150,000	2,788,287

HONG KONG — 2.7%
Galaxy Entertainment Group *	600,000	1,309,175
New World Development	3,750,000	4,110,517

		5,419,692

ISRAEL — 2.2%
Teva Pharmaceutical Industries ADR	100,000	4,513,000

ITALY — 1.9%
Tenaris	200,000	3,919,310

JAPAN — 23.0%
Canon	100,000	4,314,754
Daiwa House Industry	200,000	2,525,902
East Japan Railway	75,000	4,854,099
Fanuc	30,000	5,040,000
KDDI	600	3,800,656
Komatsu	240,000	6,764,066
Kubota	420,000	3,789,639
Kuraray	225,000	3,266,557
Mitsubishi UFJ Financial Group	900,000	4,119,344
Nissan Chemical Industries	370,000	3,697,574
Seven & I Holdings	150,000	4,221,639

		46,394,230

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
NORWAY — 2.0%
Statoil ADR (A)	160,000	$4,041,600

SINGAPORE — 2.1%
DBS Group Holdings	400,000	4,315,802

SPAIN — 6.5%
Banco Santander	434,239	3,382,235
Inditex	35,000	3,055,988
Red Electrica	70,000	3,222,304
Telefonica	195,000	3,402,691

		13,063,218

SWEDEN — 3.4%
Nordea Bank	350,000	2,927,203
Volvo, Cl B	300,000	3,874,791

		6,801,994

SWITZERLAND — 7.8%
ABB	210,000	4,389,082
Credit Suisse Group	110,000	2,856,459
Novartis	100,000	5,415,398
Zurich Financial Services	13,000	3,124,185

		15,785,124

TAIWAN — 3.3%
Hon Hai Precision Industry	1,017,500	3,277,322
Taiwan Semiconductor Manufacturing ADR	235,000	3,308,800

		6,586,122

UNITED KINGDOM — 19.8%
Anglo American	110,000	4,554,908
BG Group	210,000	4,722,341
Centrica	1,000,000	4,630,024
Diageo	150,000	3,318,657
Royal Dutch Shell, Cl B	75,000	2,732,211
Royal Dutch Shell ADR, Cl B	45,000	3,300,300
SABMiller	110,000	4,179,962
Standard Chartered	157,500	3,812,669
WPP	425,000	4,999,882
Xstrata	220,000	3,730,373

		39,981,327

TOTAL COMMON STOCK (Cost $168,031,333)		198,503,452

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2012 (UNAUDITED)

SHORT-TERM INVESTMENTS (B) — 1.9%
	Shares	Value
Dreyfus Cash Management, 0.084%	3,820,062	$3,820,062
Fidelity Institutional Prime Money Market Portfolio, 0.010%(C)	2,600	2,600

TOTAL SHORT-TERM INVESTMENTS (Cost $3,822,662)		3,822,662

TOTAL INVESTMENTS — 100.2% (Cost $171,853,995) †		$202,326,114

Percentages are based on Net Assets of $201,911,612.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $2,542.
(B)	Rate shown is the 7-day effective yield as of January 31, 2012.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $2,600.

ADR — American Depositary Receipt

Cl — Class

†	At January 31, 2012, the tax basis cost of the Portfolio’s investments was $171,853,995 and the unrealized appreciation and depreciation were $43,671,820 and ($13,199,701), respectively.

As of January 31, 2012, all of the Portfolio’s investments are Level 1.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi- annual and annual financial statements.

CSM-QH-001-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012